SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Sep. 30, 2021
Accounting Policies [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Maximum vesting period of company matching contributions under plan	4 years
Aggregate company contribution under plan	$ 500,000	$ 400,000
Assets classified as held for sale	0	0
Amounts reclassified out of Accumulated Other Comprehensive Loss	$ 0	$ 0
Pre-combination KORE | Equity Holders
Accounting Policies [Line Items]
Equity method investment ownership percentage			54.00%